SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS

On October 26, 2023, the Company held an Annual General Meeting of Shareholders, at which the shareholders approved, among other items, the following:

●	The reverse split of the Company’s ordinary shares at a ratio of 1 for 60,000, which resulted in one ADS representing one ordinary share. The reverse split became effective on November 8, 2023.
●	The increase of authorized share capital to 100,000,000 ordinary shares from 8,333,334 ordinary shares.

NOTE 18 - SUBSEQUENT EVENTS

On February 24, 2023 (the “February Closing Date”), the Company completed an offering (the “February Offering”) of 412,500 ordinary shares represented by 412,500 ADSs at a purchase price of $12.00 per ADS and a pre-funded warrant (the “February Pre-Funded Warrant”) to purchase 170,833 ordinary shares represented by 170,833 ADSs at a per pre-funded warrant price of $11.9988, with each ADS and February Pre-Funded Warrant accompanied by an ordinary warrant (the “February Common Warrant”) for aggregate gross proceeds of $7.0 million, resulting in net proceeds of approximately $6.0 million, after deducting the placement agent’s fees and estimated offering expenses payable by us, and excluding the proceeds, if any, from the subsequent exercise of the February Common Warrants. Each February Common Warrant has an exercise price of $12.00 per ADS and expires on the fifth anniversary of the February Closing Date. On the February Closing Date, the holder of the February Pre-Funded Warrant exercised its Pre-Funded Warrant in full.

In connection with the February Offering, the Company entered into a Securities Purchase Agreement (the “February Purchase Agreement”) with certain institutional investors. Under the February Purchase Agreement, subject to certain exemptions, the Company agreed not to: (i) for a period of ninety (90) days after the closing date of the Offering, issue, enter into any agreement to issue or announce the issuance or proposed issuance of any ADSs, ordinary shares or ordinary share equivalents or (ii) file any registration statement or amendment or supplement thereto, other than a registration statement on Form S-8 in connection with any employee benefit plan or any post-effective amendment to a registration statement declared effective by the Securities and Exchange Commission (the “SEC”) and (ii) for a period of 180 days after the closing date of the Offering, enter into an agreement to effect a “variable rate transaction” as defined in the Purchase Agreement.

In connection with the February Offering, the Company entered into an Amendment No. 1 to Warrant to Purchase Ordinary Shares Represented by American Depositary Shares, dated February 24, 2023 (collectively, the “Warrant Amendments”), with each of the purchasers (the “2022 Purchasers”) who participated in both the August Offering and February Offering. The Warrant Amendments amended certain terms of the August Common Warrants issued to such 2022 Purchasers. Specifically, the Warrant Amendments reduced the exercise price of such warrants to $13.20 and extended the term during which those warrants could remain exercisable until February 24, 2028.

Effective July 18, 2023, the ratio of ADSs evidencing ordinary shares changed from 1 ADS representing five thousand (5,000) ordinary shares to 1 ADS representing sixty thousand (60,000) ordinary shares, which resulted in a 1 for 12 reverse split of the issued and outstanding ADSs.

On October 26, 2023, the Company held an Annual General Meeting of Shareholders, at which the shareholders approved, among other items, the following:

●	The reverse split of the Company’s ordinary shares at a ratio of 1 for 60,000, which resulted in one ADS representing one ordinary share. The reverse split became effective on November 8, 2023.
●	The increase of authorized share capital to 100,000,000 ordinary shares from 8,333,334 ordinary shares.

All ADS and related option and warrant information has been retroactively adjusted to reflect the reduced number of ADSs resulting from the ratio change.